Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Non-current assets
Goodwill	$ 570,540
Liabilities
Short-term borrowings	31,817
Total liabilities	515,471	$ 230,143
Equity
Total equity	830,991	389,429
NPS Holdings Limited [Member]
Non-current assets
Goodwill	396,173
Successor [Member]
Current assets
Cash and cash equivalents	24,892
Short term deposit with bank
Accounts receivable, net	62,636
Unbilled revenue	95,145
Service Inventories, net	58,151
Prepaid assets	6,937
Retention withholdings	22,011
Other current assets	29,873
Total current assets	299,645
Non-current assets
Property, plant and equipment, net	328,727
Intangible assets	138,052
Goodwill	570,540
Other assets	6,345
Total assets	1,343,309
Liabilities
Accounts payable	66,264
Accrued expenses	38,986
Current portion of loans and borrowings	45,093
Short-term borrowings	31,817
Income taxes payable	10,991
Other current liabilities	29,929
Total current liabilities	223,080
Loans and borrowings	225,172
Deferred tax liabilities	30,756
Other liabilities	33,310
Total liabilities	512,318
Commitments (Note 13)
Equity
Successor preferred shares, no par value; unlimited shares authorized; none issued and outstanding at December 31, 2018.
Common stock, value	801,545
Predecessor convertible redeemable shares
Additional paid in capital	1,034
Retained earnings	28,297
Accumulated other comprehensive income (loss)	48
Total shareholders' equity	830,924
Non-controlling interests	67
Total equity	830,991
Total liabilities and equity	$ 1,343,309
Predecessor [Member]
Current assets
Service Inventories, net		32,313
Non-current assets
Property, plant and equipment, net		264,269
Liabilities
Short-term borrowings		8,773
Predecessor [Member] | NPS Holdings Limited [Member]
Current assets
Cash and cash equivalents		24,502
Short term deposit with bank		3,043
Accounts receivable, net		50,037
Unbilled revenue		24,167
Service Inventories, net		32,313
Prepaid assets		5,268
Retention withholdings		13,430
Other current assets		9,095
Total current assets		161,855
Non-current assets
Property, plant and equipment, net		264,269
Intangible assets		10
Goodwill		182,053
Other assets		11,385
Total assets		619,572
Liabilities
Accounts payable		25,132
Accrued expenses		23,324
Current portion of loans and borrowings
Short-term borrowings		8,773
Income taxes payable		2,651
Other current liabilities		2,577
Total current liabilities		62,457
Loans and borrowings		147,024
Deferred tax liabilities		1,922
Other liabilities		18,740
Total liabilities		230,143
Commitments (Note 13)
Equity
Successor preferred shares, no par value; unlimited shares authorized; none issued and outstanding at December 31, 2018.
Common stock, value		342,250
Predecessor convertible redeemable shares		27,750
Additional paid in capital		3,345
Retained earnings		18,480
Accumulated other comprehensive income (loss)		(436)
Total shareholders' equity		391,389
Non-controlling interests		(1,960)
Total equity		389,429
Total liabilities and equity		$ 619,572